Fair value of assets and liabilities - Sensitivity analysis of level 3 instruments (Details) - Level 3 [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [table]
Positive fair value movements from using reasonable possible alternatives	€ 45	€ 96
Negative fair value movements from using reasonable possible alternatives	(30)	(42)
Financial assets at fair value through profit or loss [member] | Equity (equity derivatives, structured notes) [member]
Disclosure of fair value measurement of assets [table]
Positive fair value movements from using reasonable possible alternatives	3	33
Negative fair value movements from using reasonable possible alternatives	(27)	(14)
Financial assets at fair value through profit or loss [member] | Interest rates (Rates derivatives, FX derivatives) [member]
Disclosure of fair value measurement of assets [table]
Positive fair value movements from using reasonable possible alternatives	15	20
Negative fair value movements from using reasonable possible alternatives	(1)	(1)
Financial assets at fair value through profit or loss [member] | Credit (Debt securities, Loans, structured notes, credit derivatives) [member]
Disclosure of fair value measurement of assets [table]
Positive fair value movements from using reasonable possible alternatives	27	43
Negative fair value movements from using reasonable possible alternatives	€ (2)	€ (27)